Long-term investments (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Investments [Abstract]
Schedule of Long-term investments

	December 31, 2016	December 31, 2015
		(Adjusted)
Cummins Westport Inc. (a)	$10,950	$14,762
Weichai Westport Inc. (b)	1,824	19,065
Other equity accounted investees	648	1,315
	$13,422	$35,142
This change was accounted for as a change in accounting policy and the comparative balances were restated on a retrospective basis, with the following after tax impact to CWI and the Company:

	CWI impact	Company impact
Opening accumulated deficit decrease (January 1, 2014)	$6,314	$3,157
Increase to 2014 income from investment	3,283	1,641
Decrease to 2015 income from investment	(1,533)	(766)
Decrease to 2016 income from investment	(8,064)	(4,032)
Net change to accumulated deficit (December 31, 2016)	$—	$—

Assets, liabilities, revenue and expenses of CWI, as adjusted for the change in accounting policy, are as follows:

	December 31, 2016	December 31, 2015
		(Adjusted)
Current assets:
Cash and short-term investments	$95,623	$114,053
Accounts receivable	5,018	4,632
Other current assets	209	287
Long-term assets:
Property, plant and equipment	1,074	1,212
Deferred income tax assets	45,321	46,177
Total assets	$147,245	$166,361
Current liabilities:
Current portion of warranty liability	$26,206	$30,922
Current portion of deferred revenue	20,070	13,858
Accounts payable and accrued liabilities	7,125	11,852
	53,401	56,632
Long-term liabilities:
Warranty liability	27,282	31,461
Deferred revenue	41,788	45,859
Other long-term liabilities	2,863	2,908
	71,933	80,228
Total liabilities	$125,334	$136,860
(a)    Cummins Westport Inc. (continued):

	Years ended December 31,
	2016	2015	2014
		(Adjusted)	(Adjusted)
Product revenue	$205,235	$274,033	$283,551
Parts revenue	71,230	57,849	53,683
	276,465	331,882	337,234
Cost of revenue and expenses:
Cost of product and parts revenue	199,317	230,508	265,584
Research and development	36,066	30,165	21,131
General and administrative	1,136	1,414	1,202
Sales and marketing	23,047	21,236	22,514
Foreign exchange (gain) loss	8	28	34
Bank charges, interest and other	695	817	805
	260,269	284,168	311,270
Income from operations	16,196	47,714	25,964
Interest and investment income	552	367	260
Income before income taxes	16,748	48,081	26,224
Income tax expense (recovery):
Current	4,680	19,785	21,514
Deferred	856	(1,565)	(13,754)
	5,536	18,220	7,760
Income for the year	$11,212	$29,861	$18,464

Schedule of change in warranty liability
This change was accounted for as a change in accounting policy and the comparative balances were restated on a retrospective basis, with the following after tax impact to CWI and the Company:

	CWI impact	Company impact
Opening accumulated deficit decrease (January 1, 2014)	$6,314	$3,157
Increase to 2014 income from investment	3,283	1,641
Decrease to 2015 income from investment	(1,533)	(766)
Decrease to 2016 income from investment	(8,064)	(4,032)
Net change to accumulated deficit (December 31, 2016)	$—	$—